Notes Payable and Long-term Debt	6 Months Ended
Jul. 31, 2012
Notes Payable and Long-term Debt
Notes Payable and Long-term Debt

5. Notes Payable and Long-term Debt

        Notes payable and long-term debt consist of the following (amounts in thousands):

	February 1 2011	January 31, 2012	July 31, 2012
2007 Senior Credit Facility	$230,243	$228,330	$232,216
Equipment financing and other notes payable	551	24	14
Seller Notes	7,200	—	—
Mortgage loan	2,045	—	—

Total long-term debt	240,039	228,354	232,230
Current maturities of long-term debt	6,255	2,414	1,805

Long-term debt, net of current maturities	$233,784	$225,940	$230,425

2009 Loan Facility	$109,755	$—	$—
PIK Notes	48,909	—	—
Convertible Notes	—	—	—

Total long-term debt due to related parties	$158,664	$—	$—

        2007 Senior Credit Facility—On January 18, 2007, Mattress Holding, an indirect subsidiary of the issuer, entered into a credit agreement with UBS Securities LLC and certain of its affiliates and other lenders for a senior secured term loan and revolving credit facility, which was amended and restated on February 16, 2007 (as amended and restated, the "2007 Senior Credit Facility"). Outstanding borrowings at February 1, 2011, January 31, 2012 and July 31, 2012, are reported net of an unamortized discount of approximately $489,000, $339,000 and $259,000, respectively.

        The revolving loan portion of the 2007 Senior Credit Facility provides Mattress Holding with up to $35.0 million in outstanding revolving borrowings, with up to $15.0 million of that amount available for the issuance of letters of credit. During Fiscal 2010, Mattress Holding borrowed under the revolving facility a total of $2.0 million, which was subsequently repaid during the period. There were no outstanding borrowings at February 1, 2011 or January 31, 2012 and $5.0 million of outstanding borrowings at July 31, 2012. Outstanding letters of credit on the revolving facility were $1.0 million at January 31, 2012, resulting in $24.0 million of availability for borrowings and up to $14.0 million of that amount available for the issuance of letters of credit. Outstanding letters of credit on the revolving facility were $1.0 million at July 31, 2012, resulting in $29.0 million of availability for borrowings and up to $14.0 million of that amount available for the issuance of letters of credit.

        Borrowings under the 2007 Senior Credit Facility bear interest at a floating rate and may be maintained, at Mattress Holding's option, as "base rate loans" (tied to the greater of the prime rate or the federal funds rate plus 0.5%) plus an "applicable margin rate," or as "Eurocurrency rate loans" tied to LIBOR plus an applicable margin rate. The applicable margin rate percentages for term loans are 1.25% for base rate loans and 2.25% for Eurocurrency rate loans. The weighted average interest rate applicable to outstanding borrowings was 2.6% at both February 1, 2011 and January 31, 2012.

        Outstanding borrowings under the term loan portion of the 2007 Senior Credit Facility are payable in quarterly installments of approximately $599,000 with the outstanding balance due at maturity on January 18, 2014. Furthermore, Mattress Holding is subject to an annual principal prepayment in an amount equal to a portion of "excess cash flow," as defined in the 2007 Senior Credit Facility, payable no later than 120 days after the end of each fiscal year. Such prepayments are first applied to reduce scheduled quarterly principal repayments for the next four quarters and then to reduce future quarterly payments through maturity on a pro-rata basis. Mattress Holding made excess cash flow payments in the amounts of approximately $0.8 million and $2.1 million on June 1, 2011 and May 21, 2010, respectively, with respect to excess cash flows related to Fiscal 2009 and 2010, respectively. The prepayments of approximately $0.8 million and $2.1 million were classified as current maturities of long-term debt as of February 2, 2010 and February 1, 2011, respectively. There are certain mandatory prepayment requirements resulting from asset sale proceeds, debt issuance proceeds and casualty and condemnation proceeds. No such prepayments were required in Fiscal 2009, Fiscal 2010 or Fiscal 2011. Mattress Holding may make prepayments on the loan without penalty.

        The 2007 Senior Credit Facility is guaranteed by, subject to certain exceptions, Mattress Holding's immediate parent entity, Mattress Holdco, and by each of the existing and future subsidiaries of Mattress Holding. All obligations under the 2007 Senior Credit Facility, and the guarantees of those obligations, are secured by substantially all of the existing and future property and assets of Mattress Holding and the guarantors under the 2007 Senior Credit Facility, and by a pledge of Mattress Holding's capital stock and the capital stock of each of its subsidiaries. Mattress Holding is subject to certain financial covenants under the agreement principally consisting of maximum debt leverage and minimum interest coverage ratios. Subject to certain restrictions, Mattress Holding has the ability to exercise equity cure rights, which allow the inclusion of capital contributions received from Mattress Firm Holding Corp. in the results of operations for the purpose of measuring the maximum debt leverage and minimum interest coverage ratios. In addition, the 2007 Senior Credit Facility places limits on the amounts of annual capital expenditures and contains restrictions on, subject to certain exceptions, including, but not limited to, engaging in transactions with affiliates; prepaying subordinated debt; incurring indebtedness and liens; declaring dividends or redeeming or repurchasing capital stock; making loans and investments; and engaging in mergers, acquisitions, consolidations and asset sales. On March 20, 2009, Mattress Holding exercised an equity cure right through the receipt of a capital contribution from Mattress Firm Holding Corp. (from the proceeds of the issuance of a PIK Note further described below) in the amount of $16.9 million in cash to maintain compliance with financial covenants in Fiscal 2008. Mattress Holding was in compliance with all loan covenants at January 31, 2012 and July 31, 2012.

        Seller Notes—In connection with the acquisition of Maggie's on December 1, 2010 (further described in Note 2), Mattress Holding, through its subsidiary, Mattress Firm, Inc., issued unsecured promissory notes in the aggregate principal amount of $7.2 million to the sellers of the business. Such notes bore interest at 8.0% and were payable in eight equal quarterly installments of principal and interest through November 2012. On July 29, 2011, the Company prepaid the Seller Notes in full.

        Mortgage Loan—In connection with the purchase of a store property on May 13, 2010 (further described in Note 2), Mattress Holding entered into a mortgage loan with a financial institution at an interest rate equal to the greater of 5.25% or the prime rate plus 1.5%. The loan was payable in monthly installments of principal and interest of approximately $14,000, subject to future revisions from prime rate fluctuations, with the remaining outstanding balance payable at maturity on May 13, 2015. On July 29, 2011, the Company prepaid the mortgage loan in full.

        Equipment Financing and Other Short-Term Notes Payable—Mattress Holding and its subsidiaries have various outstanding notes payable related to the purchase of equipment and other uncollateralized notes payable at 6.8% interest with monthly principal and interest payments of various amounts through 2013. Equipment financing notes payable are collateralized by certain equipment with carrying values that approximate the outstanding principal balances of the related notes payable.

Debt With Related Parties

        2009 Loan Facility—On January 18, 2007, Mattress Holding entered into a financing agreement with a group of institutional investors that also own equity interests in Mattress Holdings, LLC, for a senior subordinated loan facility for term borrowings in the original amount of $120.0 million. The financing agreement was amended on February 16, 2007, which included a prepayment of the original borrowing in the amount of $40.0 million (the "2007 Subordinated Loan Facility"). The 2007 Subordinated Loan Facility was originally guaranteed by each existing subsidiary of Mattress Holding and its immediate parent Mattress Holdco, Inc. ("Mattress Holdco"). On March 20, 2009, Mattress Intermediate Holdings. Inc. ("Mattress Intermediate"), an indirect parent of Mattress Holding and a direct subsidiary of Mattress Firm Holding Corp., assumed all obligations of Mattress Holding in respect of the 2007 Subordinated Loan Facility, including accrued interest through such date, and the obligations and guarantees of Mattress Holding, Mattress Holdco and their respective subsidiaries were released and discharged. In connection therewith, the 2007 Subordinated Loan Facility was amended and restated ("2009 Loan Facility").

        Effective March 20, 2009, borrowings under the 2009 Loan Facility bore interest at 16% per annum. Accrued interest was payable quarterly by adding such interest to the principal amount outstanding on each interest payment date. The 2009 Loan Facility required no principal payments prior to its maturity on January 18, 2015, except for mandatory quarterly principal payments on or after March 20, 2014 to the extent required to prevent the loan from being considered an "applicable high yield discount obligation" within the meaning of the Internal Revenue Code. All obligations under the 2009 Loan Facility were unsecured.

        The amendment and restatement resulting in the 2009 Loan Facility was recognized as an extinguishment of the 2007 Subordinated Loan Facility for financial reporting purposes. Accordingly, the carrying value of the debt was adjusted to its estimated market value as of March 20, 2009, which resulted in a $5.8 million debt discount and a gain on extinguishment, net of a loss of $2.8 million from the write off of unamortized debt issue costs, resulting in the recognition of a net gain on debt extinguishment of $2.8 million during Fiscal 2009. The debt discount was being amortized over the remaining term of the 2009 Loan Facility, resulting in a 17.2% effective interest rate. The Company incurred $1.0 million of direct costs related to the amendment and restatement, which was being amortized over the remaining term of the 2009 Loan Facility.

        There was an aggregate of $109.8 million and zero outstanding under the 2009 Loan Facility as of February 1, 2011 and January 31, 2012, respectively, net of an unamortized discount of $5.4 million and zero, respectively. On July 19, 2011, the Company made a voluntary prepayment of $40.0 million under the 2009 Loan Facility. On November 23, 2011 the Company used $88.8 million of the net proceeds from the initial public offering to repay in full all amounts outstanding under the 2009 Loan Facility. In connection with the voluntary prepayments, the Company recognized a loss on debt extinguishment in the amount of $5.7 million during Fiscal 2011.

        PIK Notes—At various times from October 24, 2007 through May 20, 2009, Mattress Firm Holding Corp. issued paid-in-kind notes ("PIK Notes") to certain equity investors of Mattress Holdings, LLC and certain affiliates of those equity investors. The proceeds from each separate issuance were contributed to the equity of Mattress Holding for various purposes. Under the terms issued, the PIK Notes would mature at various dates between October 24, 2012 and March 19, 2015.

        The PIK Notes bore interest at a rate of 12% per annum. Accrued interest was payable either annually or semiannually, as was applicable for each separate note issuance, with each such interest payment made through the addition of such interest amount to the outstanding principal amount of each of the PIK Notes. The PIK Notes required no principal payments prior to their maturity and the Company was permitted to prepay the PIK Notes, in whole or in part, at anytime without premium or penalty. The PIK Notes were not guaranteed by any of the Company's subsidiaries or parent entities and all obligations under the PIK Notes were unsecured.

        On November 23, 2011, in connection with the consummation of the initial public offering, (1) the Company used $4.6 million of the net proceeds from the initial public offering to repay in full the Company's PIK Notes that did not convert into shares of the Company's common stock upon the completion of the initial public offering and (2) the aggregate remaining principal and accrued interest balance of $52,7 million were converted into 2,774,035 shares the Company's common stock at a price per share equal to the initial public offering price of $19.00 per common share.

        Convertible Notes—On July 19, 2011, the Company issued convertible notes in an aggregate principal amount of $40.2 million ("Convertible Notes") to certain equity investors of Mattress Holdings, LLC and certain affiliates of those equity investors. The Convertible Notes bore interest at a rate of 12%, payable annually on July 18 of each year through the addition of the accrued interest to the outstanding principal balance of the notes. The Convertible Notes were to mature on July 18, 2016, although the Company was permitted to prepay the Convertible Notes, in whole or in part, at any time without premium or penalty. The Convertible Notes did not contain any financial or operating covenants. Pursuant to an automatic conversion feature, on November 23, 2011, in connection with the consummation of the initial public offering, the Convertible Notes with an aggregate principal and accrued interest balance of $41.9 million converted into 2,205,953 shares of common stock at a price per share equal to the initial public offering price of $19.00 per common share.

        Future Maturities of Notes Payable and Long-Term Debt—The aggregate maturities of notes payable and long-term debt at January 31, 2012 were as follows (amounts in thousands):

Fiscal year ending on or about January 31:
2013	$2,394
2014	226,299
2015	—
2016	—
2017	—
Thereafter	—

$228,693